Deposits - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits [Abstract]
Aggregate amount of term deposits in denominations of $100,000 or more	$ 293	$ 258